EMPLOYEE BENEFIT PLANS EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Pension Cost (Reversal of Cost)	$ 1,041	$ 859	$ (628)
Payment for Pension Benefits	0	0	0
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year	$ 0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Defined Contribution Plan, Cost	$ 0	0	1,900
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	68,286	71,154
Service cost	6,591	6,501	4,894
Interest cost	2,778	2,394	2,325
Actuarial gain (loss)	6,848	(4,032)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	9,459	7,731
Benefit obligation at end of year	75,044	68,286	71,154
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	130,078	144,349
Actual return on plan assets	21,197	(6,540)
Defined Benefit Plan, Plan Assets, Benefits Paid	9,459	7,731
Fair value of plan assets at end of year	141,816	130,078	144,349
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Assets	66,772	61,792
Liabilities	0	0
Net amount recognized	66,772	61,792
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	37,278	43,711
Net prior service cost	(1,095)	(1,508)
Deferred tax assets	(8,242)	(9,613)
Net amount recognized	27,941	32,590	19,631	$ 22,803
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(4,649)	8,180	(3,172)
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Adjustment and Disproportionate Tax Effect Net Of Tax		12,959
Accumulated benefit obligation	74,424	66,320
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	6,591	6,501	4,894
Interest cost	2,778	2,394	2,325
Expected return on plan assets	(9,718)	(9,811)	(9,358)
Amortization of prior service cost	(413)	(413)	(413)
Defined Benefit Plan, Amortization of Gain (Loss)	1,803	2,188	1,924
Net periodic benefit (income) cost	1,041	859	(628)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	(4,630)	12,319	(2,775)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	413	413	413
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(1,803)	(2,188)	(1,924)
Total recognized in accumulated other comprehensive income	(6,020)	10,544	(4,286)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	(4,979)	11,403	(4,914)
Amortization of loss	2,079	1,867	2,090
Amortization of prior service credit	$ (413)	$ (413)	$ (413)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.33%	4.31%	3.43%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.31%	3.43%	3.88%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2020	$ 5,611
2021	5,210
2022	5,173
2023	5,125
2024	6,070
Thereafter	$ 35,362